Goodwill and intangible assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) cash_generating_unit	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash_generating_unit	5
Goodwill	$ 19,149,000	$ 19,149,000	$ 19,149,000
Goodwill impairment	0
Intangible assets and goodwill	175,117,000	133,227,000
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	146,031,000	103,470,000
Additions for consideration transferred	15,000,000
Additions for contingent consideration	19,300,000
Additions for acquisition costs	1,800,000
Intangible asset impairment	0	0
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	9,937,000	10,608,000
Intangible asset impairment	$ 0	$ 0